Commitments and Contingencies	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Commitments and Contingent Liabilities Text Block Abstract
Commitments and contingencies

17. Commitments and contingencies

Lease commitments

The Group holds three commercial leases for its office premises in Melbourne, Sydney and Perth, Australia. All of these leases had terms of 12 months from the commencement date of the lease. The lease payment are therefore recognized on a straight line basis over the lease term.

Other commitments

The Group entered into an arrangement with Monash University (“Monash”) on 23 November 2020, whereby Monash will provide Research Trials in relation to Psi-GAD-1 over a 3-year period. The agreement sets out the scope of the Trials to be conducted, and the cost to the Group, of which 50% was paid on commencement of the agreement.

20. Commitments and contingencies

Lease commitments

The Group holds two commercial leases for its office premises in Melbourne and Sydney, Australia. Both of these leases had terms of 12 months from the commencement date of the lease. Future minimum payments under these contracts as at 30 June are as follows:

	Consolidated
	30 June 2021	30 June 2020
Within one year	$56,496	$9,697
One to three years	37,916	—
Total minimum contract payments	$94,412	$9,697

In transitioning to IFRS 16, these leases were not capitalised.